OPERATING LEASES - Schedule of Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 31,494
2023	2,261
2024	0
2025	0
2026	0
Thereafter	0
Total	$ 33,755